7.Subsequent Events:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Subsequent Events [Text Block]
7.	Subsequent Events:

Trading status - The Company finalized the process of becoming a publicly traded entity on the OTC Markets and received the trading symbol of CIIX December 7, 2011.  The Company’s common stock shares are currently being actively traded.

New product line – In December of 2011, the Company started working with another company marketing and offering back-office support for Chinese customers for a company that trades binary options.

Private Placement – During the second quarter of 2012, the Company started the process of opening a private placement of up to $1,000,000 of its preferred stock at $1.00 per share.  In February, the Company decided to increase the capital raise to $1,500,000.  As of February 7, 2012, the Company had not finalized the sale of any shares through the private placement.

Exercise of warrants –In the third quarter the Company has several requests to redeem outstanding stock warrants.  As of February 7, 2012, the Company had not completed any option awards or issued the common stock shares.

7.	Subsequent Events:

Trading status - The Company finalized the process of becoming a publicly traded entity on the OTC Markets and received the trading symbol of CIIX December 7, 2011.  The Company’s common stock shares are currently being actively traded.

New product line – In December of 2011, the Company started working with another company marketing and offering back-office support for Chinese customers for a company that trades binary options.

Private Placement – During the second quarter of 2012, the Company started the process of opening a private placement of up to $1,000,000 of its preferred stock at $1.00 per share.  In February, the Company decided to increase the capital raise to $1,500,000.  As of February 7, 2012, the Company had not finalized the sale of any shares through the private placement.

Exercise of warrants –In the third quarter the Company has several requests to redeem outstanding stock warrants.  As of February 7, 2012, the Company had not completed any option awards or issued the common stock shares.